SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Jan. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash withdrawn from trust account	$ 1,200,000
Cash withdrawn to pay tax liability	500,000
Offering cost	1,481,032
Underwriting fee	750,000
Advisor fee	$ 250,000
Private placement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Exercise price of warrants	$ 15	$ 15